STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 9 - STOCK-BASED COMPENSATION

In connection with the Business Combination, the Company assumed the 2021 Omnibus Incentive Plan (the “2021 Omnibus Plan”), which was approved by LACQ’s board and subsequently LACQ’s stockholders at a special stockholder meeting on June 28, 2021. The 2021 Omnibus Plan provides for the conversion with existing terms of the 18,432 options outstanding under Former Ensysce stock plans and reserves for issuance an additional 4,166 shares for future awards under the 2021 Omnibus Plan. No further awards may be made under the Former Ensysce stock plans.

In January, 2022, the 2021 Omnibus Plan was amended and restated to include an additional 12,500 shares available for future grant and to provide for future annual increases. In February 2023, the Company’s Board of Directors approved an annual increase of 26,725 shares available for future grant. In August 2023, the Company’s stockholders approved a proposal for an increase of 585,796 shares available for future grant.

The Company recognized within general and administrative expense stock-based compensation expense of $627,406 and $919,056 for the year ended December 31, 2023 and 2022, respectively. During the year ended December 31, 2023 and 2022, the company recognized within research and development expense stock-based compensation expense of $251,754 and $152,787, respectively.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

Option Activity

During the year ended December 31, 2023, the Company granted stock options to purchase an aggregate of 555,000 shares of common stock to employees and members of the board of directors. The options vested immediately and have an exercise price of between $1.13 and $1.18 per share. During the year ended December 31, 2022, the Company granted stock options to purchase an aggregate of 9,535 shares of common stock to employees, consultants and members of the board of directors. The options vest over periods between zero and four years and have an exercise price of between $102 and $1,507.20 per share.

The following table summarizes the Company’s stock option activity during the year ended December 31, 2023:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2022	26,334	$707.63	6.53	$-
Granted	555,000	1.17	-	-
Exercised	-	-	-	-
Expired / Forfeited	(20)	770.40	-	-
Outstanding at December 31, 2023	581,314	33.15	9.57	-
Exercisable at December 31, 2023	579,733	31.89	9.57	-
Vested and expected to vest	581,314	33.15	9.57	-

Option Valuation

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows:

	December 31, 2023	December 31, 2022
Exercise price	$1.13 - 1.18	$103.20 - 1,507.20
Expected stock price volatility	106.77% - 106.82%	76.61% - 95.87%
Expected term (years)	5.00	5.19-10.00
Risk-free interest rate	4.62% - 4.89%	1.52% - 3.14%
Expected dividend yield	0%	0%

●	Expected stock-price volatility. The expected volatility is derived from the historical volatilities of comparable publicly traded companies within the Company’s industry over a period approximately equal to the expected term. The comparable companies were utilized as the Company’s stock does not have sufficient historical trading activity.

●	Expected term. The expected term represents the period that the stock-based awards are expected to be outstanding. The Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate an expected term due to a lack of sufficient data. Therefore, the Company estimates the expected term for employees by using the simplified method provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options.

●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term.

●	Expected dividend yield. The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on the Company’s common stock.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

The weighted-average grant date fair value of options granted during the year ended December 31, 2023 was $0.93. The weighted-average grant date fair value of options granted during the year ended December 31, 2022 was $230.89.

As of December 31, 2023, the Company had an aggregate of $119,848 of unrecognized share-based compensation cost, which is expected to be recognized over the weighted average period of 1.21 years.

Restricted Stock Units

The following table summarizes the Company’s restricted stock units activity during the year ended December 31, 2023:

	Restricted Stock Units	Weighted average fair value
Outstanding at December 31, 2022	1,003	$120.02
Granted	60,000	1.13
Released	(61,001)	3.07
Cancelled	(2)	386.40
Outstanding at December 31, 2023	-	$-

The estimated fair value of each of the Company’s restricted stock unit awards granted in 2023 was determined on the date of grant based on the closing price of the Company’s common stock on the previous trading date. The restricted stock unit awards granted in 2023 were immediately vested and there were no other valuation inputs used for the estimated fair value.

Shares Reserved for Future Issuance

The following shares of common stock are reserved for future issuance:

December 31, 2023
Awards outstanding under the 2021 Omnibus Incentive Plan	581,314
Awards available for future grant under 2021 Omnibus Incentive Plan	2,112
Warrants outstanding	8,475,033
Total shares of common stock reserved for future issuance	9,058,459